Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2020	2019	2018
Profit/(loss) for the period used for calculation of EPS - basic	$266,266	$73,679	$(46,927)
Interest and amortization on the convertible notes	$6,766	$12,177	$-
Profit/(loss) for the period used for calculation of EPS - dilutive	$273,032	$85,856	$(46,927)

Basic earnings per share:
Weighted average shares outstanding - basic	155,712,886	143,437,164	143,429,610

Diluted earnings per share:
Weighted average shares outstanding - basic	155,712,886	143,437,164	143,429,610
Dilutive equity awards	65,873	133,342	5,311
Dilutive shares related to convertible notes	14,275,217	24,589,370	-
Weighted average shares outstanding - dilutive	170,053,975	168,159,876	143,434,921